Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Retirement Benefits [Text Block]

NOTE 14 Employee Benefits

The Company participates in the Pentegra Defined Benefit Plan for Financial Institutions (Pentegra DB Plan), a noncontributory multi-employer defined benefit pension plan covering Bank employees who were hired prior to 2002 that met minimum service requirements. Effective September 1, 2002, this plan was frozen and closed to new participants but employees that were already in the plan at the time it was frozen continue to accrue benefits. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan number is 333. There are no collective bargaining agreements that require contributions to the Pentegra DB Plan, and there is no funding improvement or rehabilitation plan as part of the Pentegra DB Plan. The Company’s policy is to fund accrued pension costs and the employer contributions paid and expensed for each of the years ended December 31, 2021 and 2020 were $0.3 million. The Company’s contributions to the Pentegra DB Plan were not more than 5% of total contributions to the Plan in either of those years. Funded status (market value of plan assets divided by the funding target) as of July 1 for the 2021 and 2020 plan years were 90.9% and 85.3%, respectively.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). All employees who have attained 18 years of age are eligible to participate in the 401(k) Plan. Participants are permitted to make contributions to the 401(k) Plan equal to the lesser of 50% of their annual salary or the maximum allowed by law, which was $19,500 for 2021 and 2020, with additional catch-up contributions allowed for employees over 50 years of age. The Company matches 25% of each participant’s contributions up to a maximum of 8% of their annual salary. Participant contributions and earnings are fully and immediately vested. The Company’s contributions are vested on a three year cliff basis, are expensed annually, and were $0.2 million in 2021 and 2020.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section 4975(e)(7) of the Internal Revenue Code and Section 407(d)(6) of ERISA and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed $6.1 million from the Company to purchase 912,866 shares of common stock in the initial public offering of HMN in 1994. As a result of a merger with Marshalltown Financial Corporation, the ESOP borrowed $1.5 million in 1998 to purchase an additional 76,933 shares of HMN common stock to account for the additional employees and to avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at 7.52%. The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed $0.5 million in 2021 and 2020.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral based on the proportion of debt service paid in the year and then allocated to eligible employees. The Company accounts for its ESOP in accordance with ASU 718, Employers' Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares and the shares become outstanding for earnings per common share computations. ESOP compensation expense was $0.5 million for 2021 and $0.4 million for 2020.

All employees of the Bank are eligible to participate in the ESOP after they attain age 18 and complete one year of service during which they worked at least 1,000 hours. A summary of the ESOP share allocation is as follows for the years ended December 31:

	2021	2020
Shares held by participants beginning of the year	359,843	346,097
Shares allocated to participants	24,318	24,377
Shares distributed to participants	(30,484)	(10,631)
Shares held by participants end of year	353,677	359,843

Unreleased shares beginning of the year	182,418	206,795
Shares released during year	(24,318)	(24,377)
Unreleased shares end of year	158,100	182,418
Total ESOP shares end of year	511,777	542,261
Fair value of unreleased shares at December 31	$3,900,327	3,137,590

The Company maintains two equity incentive plans, the HMN Financial, Inc. 2009 Equity and Incentive Plan (2009 Plan) and the HMN Financial, Inc. 2017 Equity Incentive Plan (2017 Plan). The purposes of the Company’s equity incentive plans are to attract and retain the best available personnel for positions of responsibility with the Company, to provide additional incentives to them and align their interests with those of the Company’s stockholders, and to thereby promote the company’s long-term business success.

The 2009 Plan was superseded in April 2017 by the 2017 Plan and options or restricted shares were no longer awarded from the 2009 Plan. As of December 31, 2021 there were 34,229 shares reserved for issuance pursuant to options outstanding under the 2009 Plan. These options expire 10 years from the date of grant, have an average exercise price of $11.21 and had a grant date fair value of $4.04.

Initially there were 375,000 shares of HMN common stock available for issuance pursuant to awards under the 2017 Plan subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as 1.5 shares for purposes of determining the total shares available for issuance under the 2017 Plan. As of December 31, 2021, there were no options outstanding under the 2017 Plan. There were 22,841 shares of restricted stock previously granted to employees and directors under the 2017 Plan that remained unvested at December 31, 2021.

A summary of activities under all plans for the past two years is as follows:

	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Vesting Period (in years)
2009 Plan
December 31, 2019	0	3,102	34,229	$11.21
Vested	0	(3,102)	0
December 31, 2020	0	0	34,229	$11.21
December 31, 2021	0	0	34,229	$11.21

2017 Plan
December 31, 2019	388,971	14,787	0	N/A
Granted January 28, 2020	(10,650)	7,100	0		3
Granted April 23, 2020	(9,000)	6,000	0		2
Granted April 28, 2020	(3,579)	2,386	0		1
Vested	0	(8,789)	0
December 31, 2020	365,742	21,484	0	N/A
Granted January 26, 2021	(16,685)	11,123	0		3
Granted April 27, 2021	(3,150)	2,100	0		1
Vested	0	(11,866)	0
December 31, 2021	345,907	22,841	0	N/A

Total all plans	345,907	22,841	34,229	$11.21

The following table summarizes information about stock options outstanding at December 31, 2021:

Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable
January 26, 2016	$11.21	34,229	4.1	34,229	0
		34,229		34,229	0

The Company will issue shares from treasury stock upon the exercise of the outstanding options.

In accordance with ASC 718, the Company recognizes compensation expense relating to stock options over the vesting period. The amount of the expense was determined under the fair value method. The fair value for each option grant is estimated on the date of the grant using the Black Scholes option valuation method. There were no options granted in 2021 or 2020.